Associates and joint ventures - Summary of Aggregated Financial Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses	£ 2,951	£ 5,308	£ 15,621
Share of other comprehensive income/(expense)	(173)	(317)	(831)
Total comprehensive income/(expense) for the year	2,778	4,991	14,790
Other associates
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses	(3)	(5)	(2)
Share of other comprehensive income/(expense)	21	7	(9)
Total comprehensive income/(expense) for the year	£ 18	£ 2	£ (11)